SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Vehicle note payable, monthly installments	$ 799	$ 799
Vehicle note payable, interest rate	6.99%	6.99%
Vehicle Note Payable [Member]
Short-Term Debt [Line Items]
Vehicle note payable	$ 40,248	$ 40,248